Note 22 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2021	2020

Income tax expense using a combined statutory rate of 26.5% (2020 - 26.5%)	$(40,292)	$36,181
Settlement of long-term incentive arrangement	125,061	-
Permanent differences	2,592	2,400
Tax effect of flow through entities	(8,660)	(6,214)
Adjustments to tax liabilities for prior periods	869	(246)
Effect of changes in enacted tax rate in other jurisdictions	(76)	428
Changes in liability for unrecognized tax benefits	(111)	821
Stock-based compensation	2,891	2,085
Foreign, state, and provincial tax rate differential	(3,532)	(3,075)
Change in valuation allowance	2,407	5,233
Acquisition related costs and contingent consideration	1,970	2,173
Withholding taxes and other	2,391	2,260
Income tax expense	$85,510	$42,046

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2021	2020

Canada	$(472,611)	$8,257
United States	158,448	53,111
Foreign	162,116	75,167
Total	$(152,047)	$136,535

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2021	2020

Current
Canada	$3,832	$3,309
United States	63,212	19,577
Foreign	56,003	32,344
	123,047	55,230

Deferred
Canada	912	2,154
United States	(31,291)	(9,765)
Foreign	(7,158)	(5,573)
	(37,537)	(13,184)

Total	$85,510	$42,046

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As at December 31,
	2021	2020

Loss carryforwards and other credits	$19,143	$18,314
Expenses not currently deductible	44,012	33,442
Revenue not currently taxable	(6,223)	(14,076)
Stock-based compensation	543	526
Investments	21,782	10,696
Provision for doubtful accounts	9,078	8,308
Financing fees	(267)	(325)
Net unrealized foreign exchange losses	442	560
Depreciation and amortization	(58,793)	(57,746)
Operating leases	11,695	8,110
Less: valuation allowance	(15,281)	(13,324)
Net deferred tax (liabilities) assets	$26,131	$(5,515)

Summary of Operating Loss Carryforwards [Table Text Block]
	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2021	2020	2021	2020	2021	2020

Canada	$4,664	$5,632	$104	$65	$4,560	$5,567
United States	1,395	3,059	926	924	469	2,135
Foreign	60,891	53,997	43,003	32,091	17,888	21,906
	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2021	2020	2021	2020	2021	2020

Canada	$1,796	$1,922	$1,796	$1,922	$-	$-
United States	-	1,698	-	1,698	-	-
Foreign	6,483	6,876	6,483	6,876	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2021	2020
Balance, January 1	$2,344	$1,468
Gross increases for tax positions of prior periods	151	908
Amount recognized on acquisitions	1,826	-
Reduction for lapses in applicable statutes of limitations	(262)	(87)
Foreign currency translation	(11)	55
Balance, December 31	$4,048	$2,344